Schedule of Investments (unaudited)
November 30, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc., 5.30%, 11/01/34	$1,555	$1,573,668
Aerospace & Defense — 2.0%
Boeing Co. (The)
3.20%, 03/01/29	1,033	953,052
3.25%, 02/01/35	3,246	2,615,990
3.60%, 05/01/34	3,685	3,128,245
5.15%, 05/01/30	4,680	4,659,884
6.39%, 05/01/31(a)	817	860,582
6.53%, 05/01/34(a)	728	774,079
General Electric Co.
5.88%, 01/14/38(b)	1,104	1,170,873
6.75%, 03/15/32(b)	836	934,905
HEICO Corp., 5.35%, 08/01/33	1,340	1,366,739
Northrop Grumman Corp., 4.75%, 06/01/43	1,101	1,028,293
RTX Corp.
4.50%, 06/01/42	3,461	3,126,707
4.88%, 10/15/40	708	674,581
		21,293,930
Agriculture — 2.5%
Altria Group Inc.
3.40%, 05/06/30	514	478,043
5.38%, 01/31/44	2,582	2,546,199
5.80%, 02/14/39	3,927	4,035,482
6.88%, 11/01/33	1,143	1,270,712
BAT Capital Corp.
6.34%, 08/02/30(b)	286	304,054
6.42%, 08/02/33(b)	641	691,412
7.08%, 08/02/43	3,341	3,753,419
7.75%, 10/19/32	1,276	1,476,411
Philip Morris International Inc.
5.38%, 02/15/33(b)	2,362	2,416,393
5.75%, 11/17/32	779	816,959
6.38%, 05/16/38(b)	3,773	4,189,691
Reynolds American Inc.
5.70%, 08/15/35(b)	1,388	1,426,407
5.85%, 08/15/45	2,852	2,819,937
		26,225,119
Banks — 14.3%
Bank of America Corp.
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	5,505	5,035,277
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	5,413	5,044,502
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)(c)	5,129	4,959,726
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-mo. CME Term SOFR + 3.393%)(b)(c)(d)	5,346	5,242,204
Citibank NA, 4.93%, 08/06/26	5,369	5,397,670
Citigroup Inc., 3.40%, 05/01/26	448	440,024
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	1,511	1,497,662
5.63%, 01/29/32, (1-day SOFR + 1.840%)(b)(c)	5,129	5,274,033
Goldman Sachs Group Inc. (The)
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	3,850	3,870,444
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)(c)	5,023	5,529,992
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)(c)	$5,411	$5,170,086
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	3,868	3,816,320
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)(c)	869	876,742
7.34%, 11/03/26, (1-day SOFR + 3.030%)(b)(c)	805	822,095
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	4,758	5,069,611
Huntington Bancshares Inc./Ohio
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	127	129,811
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	4,827	5,028,924
Huntington National Bank (The), 5.65%, 01/10/30(b)	1,094	1,130,257
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	373	313,976
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	5,405	4,918,051
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	5,154	4,927,425
Series KK, 3.65%, , (5-year CMT + 2.850%)(b)(c)(d)	4,785	4,652,519
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	2,047	1,989,437
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	4,234	4,396,371
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	4,997	4,501,554
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	5,704	5,366,444
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	214	236,335
PNC Financial Services Group Inc. (The)
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	4,539	4,801,388
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	729	814,438
Series V, 6.20%, (5-year CMT + 3.238%)(b)(c)(d)	5,160	5,222,142
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	1,834	1,841,152
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)(c)	3,812	3,902,425
Truist Financial Corp.
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	1,496	1,558,772
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	3,640	3,852,172
U.S. Bancorp
5.30%, (3-mo. CME Term SOFR + 3.176%)(b)(c)(d)	5,286	5,238,906
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	4,456	4,651,850
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	206	215,215
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	5,149	4,704,456
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	2,290	2,246,316
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	4,850	4,794,835
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	2,125	2,152,442
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)(c)	5,001	5,125,276
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	111	121,062
Series BB, 3.90%, (5-year CMT + 3.453%)(b)(c)(d)	5,628	5,475,547
		152,355,886
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36(b)	4,397	4,306,022
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	259	268,744
8.20%, 01/15/39	1,614	2,096,056

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The), 2.75%, 06/01/60(b)	$7,630	$4,775,328
		11,446,150
Biotechnology — 1.8%
Amgen Inc., 4.40%, 05/01/45	2,050	1,779,603
Biogen Inc., 2.25%, 05/01/30	5,875	5,130,742
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	4,617	4,205,421
Gilead Sciences Inc., 5.65%, 12/01/41	1,953	2,025,587
Royalty Pharma PLC
2.15%, 09/02/31	153	127,885
3.30%, 09/02/40	4,645	3,486,531
5.15%, 09/02/29	1,194	1,201,842
5.40%, 09/02/34(b)	1,325	1,318,579
		19,276,190
Building Materials — 0.4%
Eagle Materials Inc., 2.50%, 07/01/31	4,370	3,803,128
Chemicals — 1.5%
Dow Chemical Co. (The)
5.55%, 11/30/48	2,109	2,076,413
6.90%, 05/15/53	1,685	1,946,699
Eastman Chemical Co.
5.63%, 02/20/34	3,766	3,845,474
5.75%, 03/08/33	1,168	1,210,801
LYB International Finance BV, 4.88%, 03/15/44	1,928	1,734,084
LYB International Finance III LLC
5.50%, 03/01/34	3,485	3,524,987
5.63%, 05/15/33(b)	1,193	1,233,734
		15,572,192
Commercial Services — 0.8%
Equifax Inc., 2.35%, 09/15/31(b)	3,571	3,033,497
Quanta Services Inc.
2.35%, 01/15/32	540	456,096
2.90%, 10/01/30(b)	3,439	3,116,732
5.25%, 08/09/34	1,697	1,697,872
		8,304,197
Computers — 1.1%
Apple Inc., 2.55%, 08/20/60	8,552	5,337,559
HP Inc.
3.40%, 06/17/30(b)	674	625,498
4.20%, 04/15/32	1,074	1,022,826
5.50%, 01/15/33(b)	2,651	2,718,174
6.00%, 09/15/41(b)	2,079	2,180,833
		11,884,890
Diversified Financial Services — 4.6%
American Express Co., 3.55%, (5-year CMT + 2.854%)(c)(d)	5,523	5,273,599
Apollo Global Management Inc., 6.38%, 11/15/33	599	662,271
Blue Owl Finance LLC, 6.25%, 04/18/34	5,122	5,375,685
Capital One Financial Corp.
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	3,969	4,123,033
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	4,506	5,037,800
Charles Schwab Corp. (The)
Series I, 4.00%, (5-year CMT + 3.168%)(b)(c)(d)	5,645	5,453,534
Series K, 5.00%, (5-year CMT + 3.256%)(b)(c)(d)	3,813	3,729,067
Discover Financial Services
6.70%, 11/29/32	429	467,071
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	4,415	5,143,708
Enact Holdings Inc., 6.25%, 05/28/29	3,783	3,879,400
Security	Par (000)	Value
Diversified Financial Services (continued)
LPL Holdings Inc.
6.00%, 05/20/34	$1,254	$1,297,777
6.75%, 11/17/28(b)	3,518	3,729,346
Radian Group Inc., 6.20%, 05/15/29	1,544	1,594,249
TPG Operating Group II LP, 5.88%, 03/05/34(b)	1,489	1,562,541
Visa Inc., 2.00%, 08/15/50	2,432	1,405,063
		48,734,144
Electric — 13.1%
Ameren Illinois Co.
3.85%, 09/01/32	1,250	1,170,353
4.95%, 06/01/33	1,150	1,158,495
American Electric Power Co. Inc.
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	4,185	3,953,855
5.63%, 03/01/33	4,248	4,389,862
Arizona Public Service Co., 5.55%, 08/01/33	1,245	1,274,494
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	1,424	1,426,516
Series ai., 4.45%, 10/01/32	403	393,180
Consumers Energy Co., 4.63%, 05/15/33	1,706	1,687,456
Dominion Energy Inc., 4.35%, (5-year CMT + 3.195%)(b)(c)(d)	5,425	5,265,257
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,172	1,333,052
DTE Electric Co.
2.95%, 03/01/50	291	199,022
5.20%, 04/01/33	1,385	1,418,255
5.20%, 03/01/34(b)	1,254	1,282,279
Series A, 3.00%, 03/01/32(b)	1,272	1,140,649
DTE Energy Co., 5.85%, 06/01/34	2,512	2,640,600
Duke Energy Carolinas LLC
2.85%, 03/15/32	1,335	1,179,960
3.20%, 08/15/49	3,862	2,731,372
4.95%, 01/15/33	784	789,113
Duke Energy Florida LLC
2.40%, 12/15/31	1,755	1,504,824
5.88%, 11/15/33	1,443	1,536,927
6.20%, 11/15/53	1,249	1,395,415
Duke Energy Indiana LLC
2.75%, 04/01/50	1,308	836,055
5.40%, 04/01/53	1,131	1,138,734
Duke Energy Progress LLC
2.00%, 08/15/31	1,011	853,247
3.40%, 04/01/32	1,278	1,171,246
5.25%, 03/15/33	1,159	1,187,835
Edison International
5.25%, 11/15/28	1,438	1,454,165
6.95%, 11/15/29	1,178	1,276,103
Emera U.S. Finance LP, 4.75%, 06/15/46	4,217	3,669,273
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	5,084	5,214,349
Entergy Louisiana LLC
4.00%, 03/15/33	2,171	2,031,628
5.35%, 03/15/34	1,230	1,264,721
Eversource Energy
5.13%, 05/15/33	4,010	3,994,159
5.50%, 01/01/34	1,659	1,685,975
5.95%, 07/15/34	1,749	1,835,486
Florida Power & Light Co., 4.80%, 05/15/33	590	589,108
Georgia Power Co., 4.30%, 03/15/42	325	287,121
Kentucky Utilities Co., 3.30%, 06/01/50	842	603,655

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Grid PLC
5.42%, 01/11/34	$1,467	$1,495,419
5.81%, 06/12/33	3,982	4,160,192
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49	1,102	768,532
4.55%, 09/15/32	1,755	1,726,467
5.65%, 11/15/33	3,841	4,049,307
Pacific Gas and Electric Co.
5.90%, 06/15/32	1,413	1,476,503
6.15%, 01/15/33(b)	3,653	3,857,098
6.40%, 06/15/33	4,424	4,744,663
PPL Electric Utilities Corp.
4.85%, 02/15/34	1,402	1,405,146
5.00%, 05/15/33	1,430	1,449,019
5.25%, 05/15/53	3,315	3,339,884
Public Service Co. of Colorado
1.88%, 06/15/31	4,737	3,982,332
5.75%, 05/15/54	1,237	1,308,489
Public Service Co. of New Hampshire, 5.35%, 10/01/33(b)	118	121,895
Public Service Electric & Gas Co.
3.10%, 03/15/32	1,331	1,201,909
4.65%, 03/15/33	1,239	1,228,291
4.85%, 08/01/34	1,564	1,562,739
5.20%, 08/01/33	1,191	1,223,590
5.30%, 08/01/54	1,278	1,298,700
5.45%, 03/01/54	1,351	1,390,324
Sempra
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	5,634	5,336,923
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	370	378,215
Southern California Edison Co.
5.20%, 06/01/34	1,554	1,573,158
5.88%, 12/01/53	1,632	1,723,519
5.95%, 11/01/32	3,285	3,502,512
Southern Co. (The)
4.40%, 07/01/46	416	360,192
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	5,506	5,291,798
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	5,382	5,278,431
Southwestern Public Service Co., 6.00%, 06/01/54(b)	1,521	1,622,032
Union Electric Co.
2.15%, 03/15/32	816	684,995
2.63%, 03/15/51	981	616,943
5.20%, 04/01/34	1,310	1,336,916
5.45%, 03/15/53	1,198	1,208,877
Xcel Energy Inc., 5.45%, 08/15/33	1,887	1,919,278
		139,588,084
Electronics — 0.5%
Keysight Technologies Inc., 4.95%, 10/15/34(b)	1,636	1,608,659
Trimble Inc., 6.10%, 03/15/33	3,977	4,193,043
		5,801,702
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33(b)	1,183	1,217,802
6.35%, 08/18/28	1,407	1,474,301
		2,692,103
Security	Par (000)	Value
Food — 2.4%
Conagra Brands Inc.
4.85%, 11/01/28	$988	$989,852
5.30%, 11/01/38	5,455	5,299,557
J.M. Smucker Co. (The), 6.50%, 11/15/43(b)	781	859,500
Kroger Co. (The), 4.90%, 09/15/31	5,311	5,337,323
Pilgrim's Pride Corp.
3.50%, 03/01/32	584	513,386
6.25%, 07/01/33(b)	4,936	5,173,269
Sysco Corp., 6.60%, 04/01/50(b)	2,297	2,607,729
Tyson Foods Inc., 5.70%, 03/15/34	4,605	4,753,935
		25,534,551
Gas — 0.6%
National Fuel Gas Co., 2.95%, 03/01/31	746	651,239
NiSource Inc.
5.35%, 04/01/34	1,654	1,682,815
6.95%, 11/30/54, (5-year CMT + 2.451%)(c)	1,282	1,311,459
Southern California Gas Co.
5.05%, 09/01/34	1,561	1,581,735
5.60%, 04/01/54	1,269	1,315,640
5.75%, 06/01/53	317	332,718
		6,875,606
Health Care - Products — 1.1%
Smith & Nephew PLC, 2.03%, 10/14/30	6,073	5,151,369
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,077	941,511
3.75%, 03/15/51	1,159	866,050
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	2,982	2,583,502
5.20%, 09/15/34	1,839	1,843,176
		11,385,608
Health Care - Services — 2.5%
Cigna Group (The)
4.80%, 08/15/38	5,726	5,420,650
4.80%, 07/15/46	4,219	3,818,117
4.90%, 12/15/48	232	211,115
Elevance Health Inc., 4.65%, 01/15/43	1,206	1,093,311
HCA Inc.
3.63%, 03/15/32	5,681	5,121,575
4.13%, 06/15/29	4,182	4,037,072
5.13%, 06/15/39	219	207,887
5.25%, 06/15/49	1,222	1,121,100
IQVIA Inc.
5.70%, 05/15/28	1,860	1,902,408
6.25%, 02/01/29	3,464	3,613,439
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	668	601,913
		27,148,587
Holding Companies - Diversified — 2.5%
Ares Capital Corp.
5.88%, 03/01/29	4,912	4,987,047
5.95%, 07/15/29	1,371	1,395,035
Blackstone Secured Lending Fund
2.85%, 09/30/28	1,802	1,645,678
3.63%, 01/15/26	4,277	4,198,167
Blue Owl Capital Corp.
2.88%, 06/11/28(b)	615	561,655
3.40%, 07/15/26	5,346	5,171,133
FS KKR Capital Corp.
3.13%, 10/12/28	4,391	4,001,019
3.40%, 01/15/26	244	238,719

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.88%, 08/15/29	$1,540	$1,602,839
Golub Capital BDC Inc.
2.50%, 08/24/26	807	767,980
6.00%, 07/15/29(b)	1,532	1,543,435
		26,112,707
Home Builders — 0.4%
NVR Inc., 3.00%, 05/15/30	4,869	4,428,139
Insurance — 4.3%
American International Group Inc.
5.13%, 03/27/33	3,582	3,616,512
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(b)(c)	2,613	2,597,728
American National Group Inc., 5.75%, 10/01/29	1,569	1,591,077
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	2,968	3,037,053
Arthur J Gallagher & Co.
5.45%, 07/15/34	1,277	1,310,103
6.75%, 02/15/54	419	486,979
Brown & Brown Inc.
2.38%, 03/15/31	1,056	905,485
4.20%, 03/17/32	1,469	1,381,040
5.65%, 06/11/34	1,529	1,573,988
CNA Financial Corp.
5.13%, 02/15/34	1,414	1,418,560
5.50%, 06/15/33	1,084	1,113,508
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50	1,838	1,319,884
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,676	1,522,123
5.63%, 08/16/32	3,873	3,980,506
6.00%, 12/07/33	583	608,660
Fidelity National Financial Inc.
2.45%, 03/15/31	901	774,548
3.40%, 06/15/30	893	820,785
First American Financial Corp., 2.40%, 08/15/31	1,029	856,247
Markel Group Inc., 6.00%, 05/16/54	1,522	1,584,159
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	2,902	2,633,015
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(c)	5,108	5,109,170
Reinsurance Group of America Inc., 5.75%, 09/15/34	1,642	1,687,478
Willis North America Inc.
5.35%, 05/15/33	3,865	3,927,112
5.90%, 03/05/54	2,063	2,138,444
		45,994,164
Internet — 0.9%
Alphabet Inc., 2.25%, 08/15/60(b)	9,204	5,344,634
VeriSign Inc., 2.70%, 06/15/31	4,461	3,857,637
		9,202,271
Iron & Steel — 0.7%
ArcelorMittal SA
6.00%, 06/17/34(b)	896	934,137
6.80%, 11/29/32(b)	4,723	5,171,444
Steel Dynamics Inc., 5.38%, 08/15/34(b)	1,545	1,570,922
		7,676,503
Lodging — 1.3%
Choice Hotels International Inc., 5.85%, 08/01/34	1,538	1,571,022
Las Vegas Sands Corp.
3.90%, 08/08/29(b)	4,373	4,092,665
Security	Par (000)	Value
Lodging (continued)
5.90%, 06/01/27	$260	$264,168
6.00%, 08/15/29	292	299,140
6.20%, 08/15/34(b)	1,099	1,128,917
Marriott International Inc./MD
5.30%, 05/15/34	257	260,749
5.35%, 03/15/35	5,227	5,270,341
Series HH, 2.85%, 04/15/31	1,694	1,505,059
		14,392,061
Machinery — 0.7%
Ingersoll Rand Inc., 5.70%, 08/14/33	4,784	4,989,195
nVent Finance SARL, 5.65%, 05/15/33	1,217	1,245,031
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	1,247	1,288,763
		7,522,989
Manufacturing — 0.4%
Carlisle Companies Inc., 2.75%, 03/01/30(b)	4,234	3,825,938
Textron Inc., 3.00%, 06/01/30	850	771,591
		4,597,529
Media — 0.8%
Comcast Corp., 1.95%, 01/15/31	1,233	1,047,938
FactSet Research Systems Inc., 3.45%, 03/01/32	218	195,505
Fox Corp.
5.48%, 01/25/39	4,427	4,351,340
6.50%, 10/13/33	1,751	1,879,206
Walt Disney Co. (The), 6.65%, 11/15/37	752	864,510
		8,338,499
Mining — 0.7%
Freeport-McMoRan Inc., 5.45%, 03/15/43	2,254	2,182,498
Southern Copper Corp.
5.25%, 11/08/42	146	136,270
5.88%, 04/23/45	2,681	2,684,791
6.75%, 04/16/40	2,037	2,228,160
		7,231,719
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,313	1,221,886
3.57%, 12/01/31	5,304	4,751,745
		5,973,631
Oil & Gas — 3.2%
BP Capital Markets PLC
4.88%, (5-year CMT + 4.398%)(c)(d)	5,426	5,252,517
6.45%, (5-year CMT + 2.153%)(b)(c)(d)	3,133	3,256,321
Coterra Energy Inc., 5.60%, 03/15/34	772	783,583
Devon Energy Corp., 5.20%, 09/15/34(b)	3,775	3,687,995
Diamondback Energy Inc., 6.25%, 03/15/33	4,017	4,271,243
EQT Corp., 5.75%, 02/01/34(b)	3,853	3,942,384
Occidental Petroleum Corp.
7.50%, 05/01/31(b)	2,690	2,996,189
8.88%, 07/15/30	4,425	5,090,631
Valero Energy Corp., 6.63%, 06/15/37	4,085	4,488,154
		33,769,017
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 5.63%, 05/26/33(b)	844	873,024
Amcor Flexibles North America Inc., 2.69%, 05/25/31	4,814	4,210,575
		5,083,599
Pharmaceuticals — 2.8%
AstraZeneca PLC, 6.45%, 09/15/37	3,526	3,980,174

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc.
5.35%, 11/15/34	$4,950	$4,999,152
5.45%, 02/15/34	1,270	1,292,083
Cencora Inc., 2.70%, 03/15/31	5,271	4,637,743
Eli Lilly & Co., 2.25%, 05/15/50(b)	8,090	4,834,601
Johnson & Johnson
2.25%, 09/01/50	6,402	3,960,391
2.45%, 09/01/60	8,878	5,225,439
Zoetis Inc., 4.70%, 02/01/43	693	636,659
		29,566,242
Pipelines — 8.5%
Boardwalk Pipelines LP
3.40%, 02/15/31	697	633,847
3.60%, 09/01/32	1,281	1,144,759
5.63%, 08/01/34	1,499	1,527,184
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	846	801,234
5.13%, 06/30/27	4,827	4,862,575
Cheniere Energy Inc., 5.65%, 04/15/34	5,000	5,119,878
Cheniere Energy Partners LP
3.25%, 01/31/32	433	381,179
4.00%, 03/01/31	5,644	5,300,516
5.75%, 08/15/34(a)	161	164,358
Enbridge Inc.
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(b)(c)	5,430	5,255,888
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(c)	2,810	2,757,822
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(c)	1,744	1,694,494
Energy Transfer LP
5.25%, 04/15/29	4,710	4,779,680
5.75%, 02/15/33	1,975	2,027,786
6.55%, 12/01/33	4,152	4,497,135
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	5,552	5,413,380
Kinder Morgan Inc.
4.80%, 02/01/33	3,843	3,735,565
5.20%, 06/01/33	2,349	2,347,958
5.30%, 12/01/34(b)	1,244	1,246,489
MPLX LP
2.65%, 08/15/30	388	344,150
4.50%, 04/15/38	3,836	3,466,344
5.00%, 03/01/33	4,220	4,144,844
5.50%, 06/01/34	252	254,901
ONEOK Inc.
3.10%, 03/15/30	1,675	1,534,386
6.05%, 09/01/33(b)	3,845	4,050,183
6.10%, 11/15/32	1,697	1,795,786
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,228	1,154,851
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,230	1,211,012
4.50%, 05/15/30	5,129	5,033,134
Transcanada Trust
5.30%, 03/15/77, (3-mo. LIBOR US + 3.208%)(c)	5,622	5,449,982
Series 16-A, 5.88%, 08/15/76, (3-mo. LIBOR US + 4.640%)(c)	2,203	2,190,390
Western Midstream Operating LP
4.05%, 02/01/30	875	830,924
Security	Par (000)	Value
Pipelines (continued)
6.15%, 04/01/33	$3,809	$3,958,823
6.35%, 01/15/29	1,486	1,548,512
		90,659,949
Real Estate — 0.5%
CBRE Services Inc., 5.95%, 08/15/34	4,971	5,241,373
Real Estate Investment Trusts — 6.3%
American Homes 4 Rent LP
3.63%, 04/15/32	1,590	1,446,474
5.50%, 02/01/34	1,536	1,563,132
5.50%, 07/15/34	1,279	1,297,055
American Tower Corp.
2.90%, 01/15/30	2,409	2,197,520
3.80%, 08/15/29	3,627	3,474,990
Brixmor Operating Partnership LP
4.05%, 07/01/30(b)	1,887	1,799,178
4.13%, 05/15/29	2,679	2,590,416
Crown Castle Inc.
3.80%, 02/15/28	1,850	1,793,319
5.10%, 05/01/33	3,884	3,872,810
5.80%, 03/01/34	2,292	2,381,698
Extra Space Storage LP
5.40%, 02/01/34	1,515	1,532,842
5.70%, 04/01/28(b)	1,155	1,190,648
5.90%, 01/15/31	1,497	1,567,827
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	4,202	3,669,734
5.30%, 01/15/29	2,490	2,487,887
Healthcare Realty Holdings LP, 2.00%, 03/15/31(b)	5,102	4,233,992
Host Hotels & Resorts LP
5.50%, 04/15/35(b)	360	361,588
5.70%, 07/01/34(b)	1,534	1,557,551
Series I, 3.50%, 09/15/30	4,188	3,824,744
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,036	856,866
2.30%, 11/15/28	1,611	1,469,722
4.15%, 04/15/32	1,545	1,446,536
4.88%, 02/01/35	208	202,377
Sabra Health Care LP, 3.20%, 12/01/31	4,818	4,217,831
Sun Communities Operating LP
2.70%, 07/15/31	4,517	3,870,614
4.20%, 04/15/32	1,526	1,419,549
5.50%, 01/15/29	291	294,627
Ventas Realty LP, 5.63%, 07/01/34(b)	1,299	1,338,593
VICI Properties LP
4.95%, 02/15/30	996	984,793
5.13%, 05/15/32(b)	5,103	5,041,398
5.75%, 04/01/34	142	144,980
Welltower OP LLC
3.10%, 01/15/30	2,845	2,620,027
3.85%, 06/15/32	665	621,235
		67,372,553
Retail — 1.0%
AutoZone Inc.
5.40%, 07/15/34(b)	1,776	1,801,267
6.55%, 11/01/33	1,133	1,241,452
Darden Restaurants Inc., 6.30%, 10/10/33	1,171	1,244,597
Dick's Sporting Goods Inc.
3.15%, 01/15/32(b)	4,458	3,950,644
4.10%, 01/15/52	2,026	1,524,411

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Walmart Inc., 2.65%, 09/22/51	$1,168	$765,092
		10,527,463
Semiconductors — 2.0%
Broadcom Inc., 4.15%, 11/15/30	3,719	3,595,794
Marvell Technology Inc.
2.95%, 04/15/31	4,334	3,857,650
5.75%, 02/15/29	474	489,588
5.95%, 09/15/33	1,193	1,257,628
Micron Technology Inc.
4.66%, 02/15/30	2,950	2,913,855
5.88%, 02/09/33	1,184	1,237,404
5.88%, 09/15/33	1,061	1,109,771
6.75%, 11/01/29	1,366	1,470,287
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	357	330,755
4.30%, 06/18/29	4,845	4,742,791
Skyworks Solutions Inc., 3.00%, 06/01/31	764	665,034
		21,670,557
Software — 3.1%
Atlassian Corp., 5.50%, 05/15/34(b)	1,271	1,299,622
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	2,655	2,306,696
2.90%, 12/01/29(b)	3,480	3,182,086
Microsoft Corp.
2.68%, 06/01/60	7,630	4,749,376
3.04%, 03/17/62	7,589	5,142,102
Oracle Corp.
2.88%, 03/25/31	268	239,078
2.95%, 04/01/30	1,841	1,682,294
3.90%, 05/15/35	886	797,988
4.30%, 07/08/34	4,691	4,425,276
5.38%, 07/15/40	4,888	4,872,127
6.25%, 11/09/32	3,122	3,380,876
VMware LLC, 4.70%, 05/15/30(b)	1,401	1,384,894
		33,462,415
Telecommunications — 4.8%
AT&T Inc.
4.50%, 05/15/35	455	432,358
5.40%, 02/15/34(b)	819	841,951
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(e)	4,329	5,102,353
Motorola Solutions Inc.
2.30%, 11/15/30	861	744,712
2.75%, 05/24/31	1,517	1,332,603
Rogers Communications Inc.
3.80%, 03/15/32	5,778	5,302,576
5.30%, 02/15/34	2,128	2,129,847
Sprint Capital Corp.
6.88%, 11/15/28	933	1,001,681
8.75%, 03/15/32	4,318	5,247,403
Telefonica Emisiones SA
5.21%, 03/08/47	1,696	1,572,184
7.05%, 06/20/36	4,587	5,180,428
TELUS Corp., 3.40%, 05/13/32	5,166	4,652,355
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA Inc.
2.40%, 03/15/29	$7	$6,355
2.55%, 02/15/31	2,933	2,563,789
2.70%, 03/15/32	696	601,136
3.60%, 11/15/60	5,134	3,609,768
3.88%, 04/15/30	5,506	5,260,610
4.38%, 04/15/40	1,943	1,749,587
4.50%, 04/15/50	354	306,078
Verizon Communications Inc.
4.27%, 01/15/36	1,431	1,325,500
4.40%, 11/01/34	1,248	1,188,796
4.50%, 08/10/33	489	472,544
5.25%, 03/16/37	645	647,728
		51,272,342
Transportation — 0.3%
United Parcel Service Inc., 6.20%, 01/15/38	3,084	3,417,496
Water — 0.1%
Essential Utilities Inc., 5.38%, 01/15/34(b)	1,262	1,280,912
Total Long-Term Investments — 97.1% (Cost: $1,026,907,910)		1,034,289,865
	Shares
Short-Term Securities
Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	68,121,150	68,155,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	5,810,000	5,810,000
Total Short-Term Securities — 7.0% (Cost: $73,949,480)		73,965,211
Total Investments — 104.1% (Cost: $1,100,857,390)		1,108,255,076
Liabilities in Excess of Other Assets — (4.1)%		(43,402,574)
Net Assets — 100.0%		$1,064,852,502

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Investment Grade Systematic Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,594,352	$22,559,396 (a)	$—	$(10,421)	$11,884	$68,155,211	68,121,150	$141,958 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	3,180,000 (a)	—	—	—	5,810,000	5,810,000	234,369	—
				$(10,421)	$11,884	$73,965,211		$376,327	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,034,289,865	$—	$1,034,289,865
Money Market Funds	73,965,211	—	—	73,965,211
	$73,965,211	$1,034,289,865	$—	$1,108,255,076

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate